Events after the reporting period (Details) - SEK (kr) kr in Millions		12 Months Ended
	Feb. 02, 2022	Dec. 31, 2023	Dec. 31, 2022
Tax changes
Events after the reporting period
Estimated cost of tax changes		kr 133	kr 109
Organizational changes | Lars Linder Aronson
Events after the reporting period
Length of service	11 years